Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of milestone payments
Milestone	Payment
Filing of an Investigational New Drug (or any foreign equivalent) for a Licensed Product	$50,000
Dosing of first patient in a Phase 1 Clinical Trial of a Licensed Product	$100,000
Dosing of first patient in a Phase 2 Clinical Trial of a Licensed Product	$250,000
Receipt of New Drug Application (“NDA”) (or foreign equivalent) approval for a Licensed Product	$500,000
Achievement of First Commercial Sale of Licensed Product	$1,000,000

Milestone	Payment
Filing of an Investigational New Drug (or any foreign equivalent) for a Licensed Product	$50,000
Dosing of first patient in a Phase 1 Clinical Trial of a Licensed Product	$100,000
Dosing of first patient in a Phase 2 Clinical Trial of a Licensed Product	$250,000
Receipt of New Drug Application (“NDA”) (or foreign equivalent) approval for a Licensed Product	$500,000
Achievement of First Commercial Sale of Licensed Product	$1,000,000

Schedule of UMB minimum royalty payments
Years	Minimum Annual Royalty
Prior to First Commercial Sale	$	N/A
Year of First Commercial Sale	$	N/A
First calendar year following the First Commercial Sale		$25,000
Second calendar year following the First Commercial Sale		$25,000
Third calendar year following the First Commercial Sale		$100,000

Years	Minimum Annual Royalty
Prior to First Commercial Sale	$	N/A
Year of First Commercial Sale	$	N/A
First calendar year following the First Commercial Sale		$25,000
Second calendar year following the First Commercial Sale		$25,000
Third calendar year following the First Commercial Sale		$100,000

Schedule of exclusive of value added tax to be amortized
Payment
1	86,777 Euros ($101,520 USD)	Upon signing the Study Agreement and was paid in December 2020
2	86,777 Euros ($101,520 USD)	Obtained approval from ethical committee
3	86,777 Euros ($101,520 USD)	Data collection has commenced
4	130,166 Euros ($152,281 USD)	First half of the participants are tested
5	43,885 Euros ($50,760 USD)	Completion of data collection and delivery of final report

Schedule of shall pay UMB
	Payment
1	$92,095	Upon execution of the July 2021 Sponsored Research Agreement
2	$92,095	Six months after the start of project work as outlined in the July 2021 Sponsored Research Agreement
3	$92,095	Upon completion of the project work as outlined in the July 2021 Sponsored Research Agreement

Payment
1	$92,095	Upon execution of the July 2021 Sponsored Research Agreement
2	$92,095	Six months after the start of project work as outlined in the July 2021 Sponsored Research Agreement
3	$92,095	Upon completion of the project work as outlined in the July 2021 Sponsored Research Agreement